Transamerica Balanced II

SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 61.5%
Aerospace & Defense - 1.5%
Howmet Aerospace, Inc.	1,364	$ 385,002
RTX Corp.	2,231	480,156
Textron, Inc.	826	70,425
TransDigm Group, Inc.	102	127,947
		1,063,530
Air Freight & Logistics - 0.2%
FedEx Corp.	399	122,653
Automobile Components - 0.0% *
Aptiv PLC (A)	341	19,256
Automobiles - 0.7%
Tesla, Inc. (A)	1,604	499,181
Banks - 2.1%
Bank of America Corp.	7,916	490,396
Citigroup, Inc.	1,972	261,191
Fifth Third Bancorp	3,120	176,280
U.S. Bancorp	3,344	210,705
Wells Fargo & Co.	4,141	357,990
		1,496,562
Beverages - 0.7%
Keurig Dr. Pepper, Inc.	3,352	104,314
PepsiCo, Inc.	2,637	368,020
		472,334
Biotechnology - 1.3%
AbbVie, Inc.	1,935	485,569
Neurocrine Biosciences, Inc. (A)	213	35,528
Regeneron Pharmaceuticals, Inc.	282	215,062
Vertex Pharmaceuticals, Inc. (A)	303	144,561
		880,720
Broadline Retail - 2.9%
Amazon.com, Inc. (A)	7,524	2,043,368
Building Products - 0.6%
Masco Corp.	726	51,895
Trane Technologies PLC	875	398,081
		449,976
Capital Markets - 1.1%
Blackstone, Inc.	671	85,720
Charles Schwab Corp.	3,210	337,821
CME Group, Inc.	84	22,494
Intercontinental Exchange, Inc.	469	71,513
Morgan Stanley	1,169	245,981
		763,529
Chemicals - 0.8%
Ecolab, Inc.	1,018	282,627
Linde PLC	320	153,082
PPG Industries, Inc.	840	92,837
		528,546
Communications Equipment - 0.5%
Arista Networks, Inc. (A)	1,090	196,581
	Shares	Value
COMMON STOCKS (continued)
Communications Equipment (continued)
Ciena Corp. (A)	95	$ 35,820
Cisco Systems, Inc.	830	96,272
		328,673
Construction & Engineering - 0.1%
Comfort Systems USA, Inc.	24	41,513
Quanta Services, Inc.	64	42,711
		84,224
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	120	63,017
Vulcan Materials Co.	287	77,079
		140,096
Consumer Finance - 0.5%
American Express Co.	541	181,911
Capital One Financial Corp.	919	192,080
		373,991
Consumer Staples Distribution & Retail - 0.5%
Costco Wholesale Corp.	114	108,516
Walmart, Inc.	2,276	253,091
		361,607
Containers & Packaging - 0.0% *
Ball Corp.	176	11,422
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	11,854	275,606
Space Exploration Technologies Corp., Class A (A)(B)	259	28,068
Verizon Communications, Inc.	1,588	74,334
		378,008
Electric Utilities - 1.0%
Entergy Corp.	1,628	175,205
NextEra Energy, Inc.	4,119	358,024
Southern Co.	1,792	169,416
		702,645
Electrical Equipment - 0.7%
Eaton Corp. PLC	482	200,126
Emerson Electric Co.	112	16,780
GE Vernova, Inc.	127	125,767
Vertiv Holdings Co., Class A	749	180,936
		523,609
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	1,710	274,797
Coherent Corp. (A)	70	18,402
Corning, Inc.	836	115,577
		408,776
Energy Equipment & Services - 0.3%
Baker Hughes Co.	2,862	173,122
Entertainment - 0.5%
Netflix, Inc. (A)	1,618	116,027
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Entertainment (continued)
Walt Disney Co.	2,353	$ 226,335
Warner Music Group Corp., Class A	1,067	27,699
		370,061
Financial Services - 3.0%
Affirm Holdings, Inc. (A)	1,594	113,987
Apollo Global Management, Inc.	626	78,619
Berkshire Hathaway, Inc., Class B (A)	1,069	546,836
Corpay, Inc. (A)	488	186,470
Fidelity National Information Services, Inc.	2,323	104,001
Mastercard, Inc., Class A	971	556,480
Toast, Inc., Class A (A)	2,073	66,896
Visa, Inc., Class A	1,145	419,219
WEX, Inc. (A)	96	17,948
		2,090,456
Food Products - 0.3%
Mondelez International, Inc., Class A	3,759	234,223
Ground Transportation - 0.2%
FedEx Freight Holding Co., Inc. (A)	200	28,106
Union Pacific Corp.	399	116,560
		144,666
Health Care Equipment & Supplies - 1.0%
Boston Scientific Corp. (A)	2,543	118,834
Dexcom, Inc. (A)	254	21,196
Edwards Lifesciences Corp. (A)	1,910	164,394
Medtronic PLC	1,585	135,343
Stryker Corp.	758	246,881
		686,648
Health Care Providers & Services - 1.1%
Cencora, Inc.	256	79,703
Cigna Group	506	141,199
Humana, Inc.	254	92,420
McKesson Corp.	119	101,887
UnitedHealth Group, Inc.	774	320,746
		735,955
Health Care REITs - 0.6%
Ventas, Inc.	2,511	234,804
Welltower, Inc.	712	166,921
		401,725
Hotels, Restaurants & Leisure - 1.8%
Booking Holdings, Inc.	721	139,081
Carnival Corp. Ltd.	3,875	107,764
Chipotle Mexican Grill, Inc. (A)	5,588	207,985
DoorDash, Inc., Class A (A)	512	100,434
Expedia Group, Inc.	345	101,685
Hilton Worldwide Holdings, Inc.	606	194,217
McDonald's Corp.	1,049	283,901
Yum! Brands, Inc.	1,009	154,660
		1,289,727
Household Durables - 0.0% *
Lennar Corp., Class A	342	28,164
	Shares	Value
COMMON STOCKS (continued)
Household Products - 0.1%
Church & Dwight Co., Inc.	627	$ 61,954
Kimberly-Clark Corp.	339	37,056
		99,010
Industrial Conglomerates - 0.5%
3M Co.	2,161	380,941
Insurance - 1.1%
Aon PLC, Class A	890	320,890
Arch Capital Group Ltd. (A)	566	56,900
Arthur J Gallagher & Co.	967	241,189
Chubb Ltd.	122	42,783
MetLife, Inc.	218	20,956
Progressive Corp.	424	89,642
		772,360
Interactive Media & Services - 4.8%
Alphabet, Inc., Class A	4,050	1,442,326
Alphabet, Inc., Class C	2,917	1,040,348
Meta Platforms, Inc., Class A	1,581	880,159
		3,362,833
IT Services - 0.5%
Accenture PLC, Class A	1,372	227,642
Cognizant Technology Solutions Corp., Class A	1,170	64,759
International Business Machines Corp.	124	27,733
		320,134
Life Sciences Tools & Services - 0.4%
Danaher Corp.	149	29,052
IQVIA Holdings, Inc. (A)	147	34,548
Thermo Fisher Scientific, Inc.	169	97,057
Waters Corp. (A)	247	93,195
		253,852
Machinery - 0.7%
Caterpillar, Inc.	30	24,444
Deere & Co.	423	250,700
Dover Corp.	731	149,577
Ingersoll Rand, Inc.	761	63,452
		488,173
Media - 0.1%
Omnicom Group, Inc.	581	45,725
Metals & Mining - 0.1%
Newmont Corp.	730	68,408
Nucor Corp.	33	8,491
		76,899
Multi-Utilities - 0.3%
Sempra	2,064	182,767
Oil, Gas & Consumable Fuels - 1.8%
ConocoPhillips	1,504	181,202
Devon Energy Corp.	530	23,919
Diamondback Energy, Inc.	400	81,180
EOG Resources, Inc.	2,241	333,214
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
EQT Corp.	1,200	$ 63,948
ExxonMobil Holdings Corp.	3,783	588,030
		1,271,493
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	674	58,934
United Airlines Holdings, Inc. (A)	317	38,462
		97,396
Pharmaceuticals - 1.9%
Bristol-Myers Squibb Co.	4,005	261,566
Eli Lilly & Co.	456	523,871
Johnson & Johnson	2,106	539,873
Merck & Co., Inc.	159	20,702
		1,346,012
Professional Services - 0.1%
Leidos Holdings, Inc.	877	101,381
Residential REITs - 0.1%
Equity LifeStyle Properties, Inc.	1,208	78,605
Semiconductors & Semiconductor Equipment - 10.7%
Advanced Micro Devices, Inc. (A)	1,144	544,716
Analog Devices, Inc.	593	217,874
Applied Materials, Inc.	242	122,856
Broadcom, Inc.	3,405	1,325,498
Intel Corp. (A)	2,082	187,796
Lam Research Corp.	1,572	460,628
Marvell Technology, Inc.	72	13,504
Micron Technology, Inc.	836	688,053
NVIDIA Corp.	17,429	3,498,872
NXP Semiconductors NV	835	191,349
Texas Instruments, Inc.	949	261,677
		7,512,823
Software - 5.4%
AppLovin Corp., Class A (A)	158	62,552
Autodesk, Inc. (A)	408	95,554
Cadence Design Systems, Inc. (A)	337	114,587
Crowdstrike Holdings, Inc., Class A (A)	320	61,075
Fortinet, Inc. (A)	442	71,582
Intuit, Inc.	252	79,650
Microsoft Corp.	5,567	2,587,096
Oracle Corp.	1,658	215,325
Palantir Technologies, Inc., Class A (A)	1,270	156,286
Palo Alto Networks, Inc. (A)	321	106,517
Roper Technologies, Inc.	65	25,478
Salesforce, Inc.	125	23,003
ServiceNow, Inc. (A)	1,619	180,081
		3,778,786
Specialized REITs - 0.4%
American Tower Corp.	324	56,169
Equinix, Inc.	185	188,567
SBA Communications Corp.	226	40,901
		285,637
	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 1.2%
AutoZone, Inc. (A)	42	$ 126,683
Burlington Stores, Inc. (A)	419	154,393
Lowe's Cos., Inc.	1,482	307,974
Ross Stores, Inc.	919	230,733
		819,783
Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	9,384	2,898,811
Dell Technologies, Inc., Class C	83	33,646
Hewlett Packard Enterprise Co.	1,984	95,033
Sandisk Corp. (A)	49	59,527
Seagate Technology Holdings PLC	306	261,976
Western Digital Corp.	449	244,633
		3,593,626
Tobacco - 0.6%
Altria Group, Inc.	1,105	75,505
Philip Morris International, Inc.	1,683	321,150
		396,655
Trading Companies & Distributors - 0.2%
United Rentals, Inc.	99	106,847
Water Utilities - 0.0% *
American Water Works Co., Inc.	170	22,809
Total Common Stocks (Cost $21,343,917)		43,202,000

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.9%
Federal Home Loan Mortgage Corp.
4.00%, 02/01/2041	$ 133,879	128,312
5.50%, 04/01/2053 - 07/01/2053	223,414	222,219
1-Year RFUCC Treasury + 1.90%,
6.03% (C), 02/01/2041	240	247
Federal National Mortgage Association
3.50%, 11/01/2028 - 01/01/2029	6,795	6,709
4.50%, 08/01/2052	156,890	148,520
5.00%, 04/01/2039 - 02/01/2054	758,133	737,931
5.50%, 09/01/2036 - 03/01/2053	196,689	197,096
6.00%, 05/01/2038 - 06/01/2054	192,995	195,837
6.50%, 05/01/2040	9,935	10,484
1-Year RFUCC Treasury + 1.75%,
5.88% (C), 03/01/2041	238	244
Government National Mortgage Association REMICS, Interest Only STRIPS
0.65% (C), 02/16/2053	53,742	782
Tennessee Valley Authority
5.88%, 04/01/2036	79,000	85,146
Uniform Mortgage-Backed Security, TBA
2.00%, 08/01/2056 (D)	1,015,000	790,431
2.50%, 08/01/2056 (D)	2,780,000	2,266,104
3.00%, 08/01/2056 (D)	2,063,000	1,758,465
3.50%, 08/01/2041 - 08/01/2056 (D)	1,011,000	903,169
4.00%, 08/01/2056 (D)	1,618,000	1,476,905
4.50%, 08/01/2056 (D)	1,659,000	1,557,681
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Uniform Mortgage-Backed Security, TBA (continued)
5.00%, 08/01/2041 - 08/01/2056 (D)	$ 291,000	$ 283,274
5.50%, 08/01/2056 (D)	667,000	660,067
6.00%, 08/01/2056 (D)	414,000	418,559
Total U.S. Government Agency Obligations (Cost $12,100,539)		11,848,182
CORPORATE DEBT SECURITIES - 13.1%
Aerospace & Defense - 0.3%
Boeing Co.
3.50%, 03/01/2039	40,000	31,922
5.81%, 05/01/2050	16,000	15,114
6.53%, 05/01/2034	6,000	6,426
6.86%, 05/01/2054	35,000	37,494
General Electric Co.
4.13%, 10/09/2042	16,000	13,124
4.50%, 03/11/2044	33,000	28,346
5.88%, 01/14/2038	8,000	8,315
HEICO Corp.
5.35%, 08/01/2033	47,000	47,016
Hexcel Corp.
4.90%, 05/15/2031	42,000	41,480
		229,237
Automobile Components - 0.2%
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.13%, 04/15/2031 (E)	9,000	8,920
ZF North America Capital, Inc.
6.88%, 04/23/2032 (E)	151,000	148,353
		157,273
Automobiles - 0.2%
General Motors Financial Co., Inc.
5.10%, 09/15/2031	36,000	35,786
6.15%, 07/15/2035	28,000	28,647
Hyundai Capital America
5.40%, 06/23/2032 (E)	68,000	68,249
		132,682
Banks - 1.6%
Bank of America Corp.
Fixed until 02/06/2036, 5.05% (C), 02/06/2037	82,000	78,964
Fixed until 09/15/2028, 5.82% (C), 09/15/2029	142,000	144,863
CaixaBank SA
Fixed until 09/13/2033, 6.84% (C), 09/13/2034 (E)	200,000	214,606
First Citizens BancShares, Inc.
Fixed until 03/12/2030, 5.23% (C), 03/12/2031	61,000	60,304
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (C), 10/21/2032	61,000	53,592
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Goldman Sachs Group, Inc. (continued)
Fixed until 01/21/2036, 5.07% (C), 01/21/2037	$ 43,000	$ 40,956
Fixed until 02/02/2036, 5.39% (C), 02/02/2041	63,000	59,677
JPMorgan Chase & Co.
Fixed until 01/23/2029, 5.01% (C), 01/23/2030	62,000	62,172
Fixed until 04/23/2036, 5.15% (C), 04/23/2037	56,000	54,301
Fixed until 02/05/2036, 5.19% (C), 02/05/2037	60,000	57,619
Fixed until 10/23/2028, 6.09% (C), 10/23/2029	13,000	13,349
Morgan Stanley
Fixed until 03/12/2031, 4.71% (C), 03/12/2032	82,000	80,140
Fixed until 01/30/2036, 5.07% (C), 01/30/2037	1,000	959
Fixed until 04/10/2036, 5.30% (C), 04/10/2037	21,000	20,380
Fixed until 01/18/2036, 5.31% (C), 01/18/2041	56,000	53,073
Fixed until 04/19/2034, 5.83% (C), 04/19/2035	32,000	32,594
Wells Fargo & Co.
Fixed until 01/24/2030, 5.24% (C), 01/24/2031	46,000	46,305
Fixed until 04/23/2035, 5.61% (C), 04/23/2036	63,000	63,387
		1,137,241
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	47,000	38,027
Biotechnology - 0.3%
Amgen, Inc.
2.80%, 08/15/2041	17,000	11,925
5.60%, 03/02/2043	32,000	30,672
CSL Finance PLC
4.63%, 04/27/2042 (E)	16,000	13,704
Gilead Sciences, Inc.
5.10%, 06/15/2035 (B)	57,000	56,407
Royalty Pharma PLC
5.20%, 09/25/2035	30,000	29,210
5.40%, 09/02/2034	38,000	37,779
		179,697
Building Products - 0.0% *
Vulcan Materials Co.
5.35%, 12/01/2034	29,000	28,894
Capital Markets - 0.2%
Ares Capital Corp.
5.25%, 04/12/2031	71,000	68,617
Ares Strategic Income Fund
5.45%, 09/09/2028	25,000	24,853
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Blackstone Secured Lending Fund
5.25%, 09/04/2029	$ 42,000	$ 41,319
Goldman Sachs Private Credit Corp.
6.15%, 06/16/2031 (B)(E)	32,000	31,586
		166,375
Chemicals - 0.1%
CF Industries, Inc.
5.30%, 11/26/2035	60,000	58,654
Westlake Corp.
5.55%, 11/15/2035	19,000	18,440
		77,094
Commercial Services & Supplies - 0.7%
ADT Security Corp.
4.13%, 08/01/2029 (E)	27,000	25,862
Ashtead Capital, Inc.
5.55%, 05/30/2033 (E)	200,000	199,184
Element Fleet Management Corp.
5.04%, 03/25/2030 (E)	78,000	77,659
Equifax, Inc.
5.65%, 08/15/2033	14,000	14,046
ERAC USA Finance LLC
5.25%, 04/30/2036 (E)	38,000	37,176
Herc Holdings, Inc.
7.00%, 06/15/2030 (E)	26,000	26,813
Quanta Services, Inc.
2.90%, 10/01/2030	21,000	19,341
5.25%, 08/09/2034	9,000	8,891
Triton Container International Ltd./TAL International Container Corp.
5.15%, 02/15/2033	18,000	17,417
Veralto Corp.
5.45%, 09/18/2033	30,000	30,244
		456,633
Communications Equipment - 0.6%
Orange SA
4.75%, 01/13/2033 (E)	200,000	193,218
T-Mobile USA, Inc.
3.88%, 04/15/2030	58,000	55,704
5.00%, 02/15/2036	64,000	60,649
Verizon Communications, Inc.
2.99%, 10/30/2056	46,000	25,137
4.75%, 01/15/2033	60,000	58,117
		392,825
Construction & Engineering - 0.3%
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029 (E)	200,000	203,100
Consumer Staples Distribution & Retail - 0.0% *
7-Eleven, Inc.
1.80%, 02/10/2031 (E)	32,000	27,690
Containers & Packaging - 0.0% *
Sonoco Products Co.
5.75%, 11/01/2040 (B)	29,000	28,654
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified REITs - 0.3%
GLP Capital LP/GLP Financing II, Inc.
5.63%, 03/01/2036	$ 44,000	$ 42,189
Safehold GL Holdings LLC
6.10%, 04/01/2034 (B)	40,000	41,224
VICI Properties LP
4.95%, 02/15/2030	51,000	50,420
WP Carey, Inc.
5.20%, 09/15/2036	41,000	39,557
		173,390
Electric Utilities - 1.3%
AEP Transmission Co. LLC
5.25%, 06/01/2036	132,000	129,835
Chile Electricity Lux MPC II SARL
5.58%, 10/20/2035 (E)	195,501	193,839
Duke Energy Corp.
3.75%, 09/01/2046	68,000	48,659
4.95%, 09/15/2035	68,000	65,158
Duke Energy Indiana LLC
4.95%, 03/15/2036	14,000	13,469
Duke Energy Progress LLC
3.60%, 09/15/2047	31,000	21,816
Edison International
4.80%, 03/15/2031	68,000	65,755
NRG Energy, Inc.
6.00%, 02/01/2033 (E)	14,000	13,958
Pacific Gas & Electric Co.
2.50%, 02/01/2031	45,000	40,146
Public Service Enterprise Group, Inc.
4.80%, 06/15/2031	83,000	81,972
Sempra
Fixed until 01/01/2031, 6.38% (C), 04/01/2056	80,000	80,248
Vistra Operations Co. LLC
5.25%, 10/15/2035 (E)	70,000	66,727
5.35%, 01/31/2036 (E)	51,000	48,814
6.88%, 04/15/2032 (E)	42,000	43,381
		913,777
Electrical Equipment - 0.0% *
WESCO Distribution, Inc.
5.25%, 04/15/2031 (E)	6,000	5,900
Electronic Equipment, Instruments & Components - 0.3%
Arrow Electronics, Inc.
5.88%, 04/10/2034	13,000	13,140
Hubbell, Inc.
4.80%, 11/15/2035	53,000	50,307
Keysight Technologies, Inc.
4.95%, 10/15/2034	40,000	38,670
Sensata Technologies, Inc.
4.38%, 02/15/2030 (E)	50,000	48,216
Tyco Electronics Group SA
5.00%, 05/09/2035	54,000	52,492
		202,825
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services - 0.0% *
Oceaneering International, Inc.
6.88%, 07/15/2034 (E)	$ 18,000	$ 18,418
Financial Services - 0.4%
Avolon Holdings Funding Ltd.
5.75%, 11/15/2029 (E)	54,000	54,876
Capital One Financial Corp.
Fixed until 09/11/2035, 5.20% (C), 09/11/2036	67,000	64,136
Fixed until 07/26/2034, 5.88% (C), 07/26/2035	71,000	71,750
Gabx Leasing LLC
5.30%, 04/15/2036 (E)	27,000	26,100
Rocket Cos., Inc.
6.13%, 08/01/2030 (E)	35,000	35,284
UWM Holdings LLC
6.25%, 03/15/2031 (E)	36,000	32,121
6.63%, 02/01/2030 (E)	31,000	28,757
		313,024
Food Products - 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
5.75%, 03/31/2034 (E)	51,000	47,417
6.25%, 03/15/2033 (E)	7,000	6,780
BAT Capital Corp.
4.54%, 08/15/2047	51,000	40,361
5.63%, 08/15/2035 (B)	67,000	68,026
Bunge Ltd. Finance Corp.
5.15%, 08/04/2035	64,000	62,518
Cargill, Inc.
5.13%, 02/11/2035 (E)	41,000	40,800
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.50%, 01/15/2036	69,000	67,316
Kraft Heinz Foods Co.
5.20%, 07/15/2045	46,000	39,563
Kroger Co.
5.00%, 09/15/2034	19,000	18,415
Philip Morris International, Inc.
4.63%, 10/29/2035	67,000	63,259
Pilgrim's Pride Corp.
6.88%, 05/15/2034	35,000	37,263
		491,718
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories
4.75%, 03/15/2038	36,000	33,861
Baxter International, Inc.
5.65%, 12/15/2035	35,000	34,207
Medline Borrower LP/Medline Co-Issuer, Inc.
5.25%, 06/15/2033 (B)(E)	45,000	44,265
VSP Optical Group, Inc.
5.65%, 06/01/2036 (E)	55,000	54,563
		166,896
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services - 0.5%
Cigna Group
2.40%, 03/15/2030	$ 20,000	$ 18,351
5.25%, 01/15/2036	49,000	48,048
HCA, Inc.
4.90%, 11/15/2035	55,000	52,046
6.00%, 04/01/2054	42,000	39,404
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (E)	32,000	29,290
Humana, Inc.
Fixed until 06/15/2031, 6.63% (C), 09/15/2056	48,000	47,231
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	22,000	20,738
4.80%, 10/01/2034	42,000	40,266
UnitedHealth Group, Inc.
5.15%, 07/15/2034	31,000	30,750
		326,124
Hotels, Restaurants & Leisure - 0.3%
Carnival Corp. Ltd.
5.75%, 08/01/2032 (E)	21,000	20,806
6.13%, 02/15/2033 (E)	33,000	33,002
Hyatt Hotels Corp.
5.40%, 12/15/2035	34,000	33,112
Marriott International, Inc.
5.10%, 05/01/2038	41,000	38,446
MGM Resorts International
6.13%, 09/15/2029	42,000	42,258
Royal Caribbean Cruises Ltd.
5.25%, 02/27/2038	56,000	52,599
		220,223
Insurance - 0.2%
Brown & Brown, Inc.
5.25%, 06/23/2032	14,000	13,830
5.55%, 06/23/2035	56,000	54,912
Fortitude Group Holdings LLC
6.25%, 04/01/2030 (E)	18,000	18,334
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (C), 10/01/2050	58,000	53,543
Fixed until 09/15/2027, 4.50% (C), 09/15/2047	6,000	5,924
Fixed until 09/15/2028, 5.70% (C), 09/15/2048	20,000	20,021
		166,564
Internet & Catalog Retail - 0.4%
AppLovin Corp.
5.50%, 12/01/2034	40,000	39,397
Booking Holdings, Inc.
5.38%, 05/07/2036	14,000	13,786
Expedia Group, Inc.
5.40%, 02/15/2035	54,000	52,557
Meta Platforms, Inc.
4.55%, 05/15/2031	51,000	49,770
5.25%, 05/15/2036	68,000	65,196
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Internet & Catalog Retail (continued)
Uber Technologies, Inc.
4.80%, 09/15/2034	$ 12,000	$ 11,488
5.35%, 09/15/2054	30,000	26,537
		258,731
IT Services - 0.1%
Dell International LLC/EMC Corp.
4.85%, 02/01/2035	37,000	35,168
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	29,000	27,786
		62,954
Machinery - 0.1%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	47,000	44,541
Ingersoll Rand, Inc.
5.45%, 06/15/2034	27,000	27,130
		71,671
Media - 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.75%, 04/01/2048	34,000	26,762
Comcast Corp.
2.94%, 11/01/2056	5,000	2,526
NBCUniversal Media LLC
4.45%, 01/15/2043	40,000	34,270
Space Exploration Technologies Corp.
5.88%, 07/15/2036 (E)	75,000	70,056
		133,614
Metals & Mining - 0.1%
Glencore Funding LLC
2.63%, 09/23/2031 (E)	45,000	39,795
5.20%, 07/01/2033 (E)	38,000	37,438
		77,233
Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc.
5.88%, 08/15/2029 (E)	16,000	16,027
6.00%, 04/15/2030 (E)	31,000	31,079
		47,106
Office REITs - 0.0% *
Boston Properties LP
5.75%, 01/15/2035	33,000	32,758
Oil, Gas & Consumable Fuels - 1.3%
Diamondback Energy, Inc.
5.40%, 04/18/2034	66,000	65,793
Ecopetrol SA
7.75%, 02/01/2032	91,000	93,963
Enbridge, Inc.
4.90%, 06/20/2030	41,000	40,912
5.45%, 03/27/2036	17,000	16,820
5.63%, 04/05/2034	55,000	55,653
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Enbridge, Inc. (continued)
Fixed until 04/15/2030, 5.75% (C), 07/15/2080	$ 27,000	$ 26,953
Fixed until 10/15/2028, 8.25% (C), 01/15/2084	52,000	54,709
Energy Transfer LP
5.15%, 03/15/2045	34,000	29,352
5.55%, 02/15/2028	13,000	13,160
5.95%, 10/01/2043	9,000	8,529
Equinor ASA
4.75%, 11/14/2035	77,000	73,637
Hess Midstream Operations LP
6.50%, 06/01/2029 (E)	38,000	38,645
ONEOK, Inc.
6.10%, 11/15/2032	60,000	62,312
Petroleos Mexicanos
6.84%, 01/23/2030	58,000	58,869
7.69%, 01/23/2050	17,000	15,165
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	13,000	12,904
Sunoco LP
5.63%, 03/15/2031 (E)	9,000	8,883
TotalEnergies Capital USA LLC
4.57%, 01/13/2033	61,000	59,156
Transcontinental Gas Pipe Line Co. LLC
5.10%, 03/15/2036	42,000	40,667
Venture Global Plaquemines LNG LLC
7.75%, 05/01/2035 (E)	63,000	69,820
Western Midstream Operating LP
6.15%, 04/01/2033	44,000	45,256
Williams Cos., Inc.
5.40%, 03/04/2044	9,000	8,198
		899,356
Paper & Forest Products - 0.0% *
Georgia-Pacific LLC
4.95%, 06/30/2032 (E)	30,000	29,774
Passenger Airlines - 0.0% *
American Airlines Pass-Through Trust
3.20%, 12/15/2029	13,591	13,191
United Airlines Pass-Through Trust
3.75%, 03/03/2028	16,744	16,731
		29,922
Pharmaceuticals - 0.5%
Bayer U.S. Finance II LLC
5.50%, 07/30/2035 (E)	42,000	40,938
Bristol-Myers Squibb Co.
4.63%, 05/15/2044	47,000	40,218
Cencora, Inc.
4.90%, 02/13/2036	27,000	25,844
CVS Health Corp.
5.45%, 09/15/2035	54,000	53,442
6.00%, 06/01/2044	34,000	32,816
Fixed until 12/10/2029, 7.00% (C), 03/10/2055	66,000	67,956
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.
5.00%, 05/17/2053	$ 11,000	$ 9,520
Mylan, Inc.
5.40%, 11/29/2043	31,000	26,343
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	34,000	31,024
		328,101
Residential REITs - 0.1%
American Homes 4 Rent LP
5.50%, 02/01/2034	49,000	48,750
Invitation Homes Operating Partnership LP
4.95%, 02/01/2032	29,000	28,564
		77,314
Retail REITs - 0.1%
Store Capital LLC
4.95%, 02/11/2031	44,000	43,072
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.
3.14%, 11/15/2035	39,000	31,702
4.95%, 01/15/2036	45,000	42,241
Foundry JV Holdco LLC
5.88%, 01/25/2034 (E)	200,000	198,568
Intel Corp.
4.80%, 10/01/2041	42,000	36,062
Microchip Technology, Inc.
5.05%, 03/15/2029	38,000	38,122
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	41,000	25,483
5.25%, 08/19/2035	47,000	45,702
		417,880
Software - 0.5%
Intuit, Inc.
5.50%, 06/15/2036 - 09/15/2053	66,000	60,055
Oracle Corp.
5.70%, 02/04/2036	45,000	41,659
5.88%, 09/26/2045	37,000	30,360
5.95%, 09/26/2055	14,000	11,123
6.90%, 11/09/2052	40,000	36,082
Roper Technologies, Inc.
4.90%, 10/15/2034	21,000	19,953
Salesforce, Inc.
4.65%, 03/15/2029	40,000	39,823
5.55%, 03/15/2036	30,000	29,254
ServiceNow, Inc.
5.40%, 05/15/2036	30,000	29,303
Synopsys, Inc.
5.15%, 04/01/2035	27,000	26,200
5.70%, 04/01/2055	15,000	13,756
		337,568
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.
4.90%, 10/10/2030 (E)	57,000	55,999
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Transportation Infrastructure (continued)
GXO Logistics, Inc.
2.65%, 07/15/2031	$ 48,000	$ 42,221
6.50%, 05/06/2034	17,000	17,613
United Parcel Service, Inc.
5.25%, 05/14/2035 (B)	21,000	21,042
		136,875
Total Corporate Debt Securities (Cost $9,516,349)		9,238,210
U.S. GOVERNMENT OBLIGATIONS - 10.0%
U.S. Treasury - 9.2%
U.S. Treasury Bonds
1.25%, 05/15/2050	121,000	54,403
1.38%, 11/15/2040 - 08/15/2050	158,000	82,293
1.88%, 02/15/2051 - 11/15/2051	195,000	101,869
2.00%, 02/15/2050	82,000	45,337
2.25%, 08/15/2046 - 02/15/2052	189,000	112,739
2.38%, 02/15/2042 - 05/15/2051	86,000	54,366
2.50%, 02/15/2045 - 05/15/2046	114,000	75,920
2.75%, 08/15/2047 - 11/15/2047	323,000	217,479
2.88%, 08/15/2045	79,000	56,041
3.00%, 11/15/2045 - 08/15/2052	183,700	126,630
3.13%, 02/15/2042 - 05/15/2048	295,000	218,404
3.63%, 02/15/2053 - 05/15/2053	115,300	87,658
4.00%, 11/15/2052	19,000	15,476
4.13%, 08/15/2053	63,000	52,383
4.25%, 02/15/2054	58,000	49,246
4.50%, 11/15/2054	66,000	58,464
4.63%, 11/15/2044 - 11/15/2055	347,700	316,464
4.75%, 11/15/2053 - 02/15/2056	410,900	379,052
5.00%, 05/15/2046	8,000	7,739
U.S. Treasury Notes
0.63%, 05/15/2030 - 08/15/2030	400,000	346,349
1.50%, 01/31/2027	328,000	324,049
1.63%, 08/15/2029 - 05/15/2031	234,900	209,476
2.75%, 02/15/2028	56,000	54,757
2.88%, 05/15/2028	326,700	318,928
3.50%, 01/31/2028 - 02/28/2031	541,000	523,838
3.63%, 05/31/2028 - 09/30/2031	652,000	635,952
3.75%, 12/31/2030 - 01/31/2031	203,100	197,643
3.88%, 03/31/2028 - 04/30/2030	241,000	237,969
4.00%, 01/15/2027 - 05/31/2030	532,300	530,471
4.13%, 03/31/2031 - 02/15/2036	388,900	381,056
4.25%, 03/31/2033	91,000	89,457
4.38%, 05/15/2036	183,000	178,196
4.50%, 05/31/2029	42,000	42,184
4.63%, 05/31/2031	292,000	294,384
		6,476,672
U.S. Treasury Inflation-Protected Securities - 0.8%
U.S. Treasury Inflation-Protected Indexed Bonds
1.50%, 02/15/2053	130,751	93,783
2.50%, 01/15/2029	228,937	230,395
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	$ 228,692	$ 212,290
		536,468
Total U.S. Government Obligations (Cost $7,554,166)		7,013,140
MORTGAGE-BACKED SECURITIES - 2.8%
Alternative Loan Trust
Series 2007-22, Class 2A16, 6.50%, 09/25/2037	136,715	49,323
Bank5
Series 2025-5YR19, Class A3, 5.27%, 12/15/2058	175,000	175,973
Benchmark Mortgage Trust
Series 2025-V18, Class A3, 5.18%, 10/15/2058	100,000	100,167
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19% (C), 03/25/2064 (E)	71,112	71,427
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1, 3.00% (C), 09/25/2064 (E)	5,400	5,343
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (C), 04/25/2069 (E)	44,092	44,172
Cross Mortgage Trust
Series 2026-NQM5, Class A1, 5.09% (C), 03/25/2071 (E)	97,774	96,764
CSMC Trust
Series 2021-RPL2, Class A1A, 1.11% (C), 01/25/2060 (E)	98,151	82,093
Series 2021-RPL6, Class A1, 2.00% (C), 10/25/2060 (E)	80,658	72,135
GCAT Trust
Series 2025-NQM6, Class A1, 4.94% (C), 10/25/2070 (E)	90,382	89,422
Series 2026-NQM1, Class A1, 4.79% (C), 12/25/2070 (E)	130,198	128,367
GMACM Mortgage Loan Trust
Series 2005-AR1, Class 3A, 3.84% (C), 03/18/2035	6,553	5,993
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, 5.47% (C), 01/13/2040 (E)	100,000	101,019
Impac CMB Trust
Series 2004-6, Class 1A1, 1-Month Term SOFR + 0.91%, 4.64% (C), 10/25/2034	1,321	1,320
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1, 3.33% (C), 08/25/2037	68,937	48,804
Manhattan West Mortgage Trust
Series 2020-1MW, Class A, 2.13%, 09/10/2039 (E)	100,000	96,912
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 1-Month Term SOFR + 0.75%, 4.48% (C), 10/25/2028	716	706
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Nationstar Mortgage Loan Trust
Series 2013-A, Class A, 3.75% (C), 12/25/2052 (E)	$ 15,722	$ 14,869
New Residential Mortgage Loan Trust
Series 2014-1A, Class A, 3.75% (C), 01/25/2054 (E)	7,218	6,931
Series 2014-2A, Class A3, 3.75% (C), 05/25/2054 (E)	19,914	18,742
Series 2014-3A, Class AFX3, 3.75% (C), 11/25/2054 (E)	14,422	13,695
Series 2016-3A, Class A1B, 3.25% (C), 09/25/2056 (E)	12,424	11,592
Series 2017-1A, Class A1, 4.00% (C), 02/25/2057 (E)	23,978	22,976
Series 2017-3A, Class A1, 4.00% (C), 04/25/2057 (E)	42,599	40,557
Series 2017-4A, Class A1, 4.00% (C), 05/25/2057 (E)	14,881	14,089
Series 2018-RPL1, Class A1, 3.50% (C), 12/25/2057 (E)	15,620	15,095
Series 2019-4A, Class A1B, 3.50% (C), 12/25/2058 (E)	54,375	49,901
OBX Trust
Series 2024-NQM4, Class A1, 6.07% (C), 01/25/2064 (E)	48,128	48,272
Series 2025-NQM18, Class A1, 5.06% (C), 09/25/2065 (E)	75,860	75,304
Series 2026-NQM7, Class A1, 5.22% (C), 04/25/2066 (E)	97,629	97,039
Provident Funding Mortgage Trust
Series 2025-5, Class A2, 5.50% (C), 11/25/2055 (E)	85,683	84,112
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1, 1-Month Term SOFR + 0.81%, 4.48% (C), 01/19/2034	13,334	12,876
Towd Point Mortgage Trust
Series 2017-6, Class A1, 2.75% (C), 10/25/2057 (E)	4,398	4,358
Series 2018-4, Class A1, 3.00% (C), 06/25/2058 (E)	84,819	79,700
Series 2020-4, Class A1, 1.75%, 10/25/2060 (E)	71,075	64,326
Series 2021-1, Class A1, 2.25% (C), 11/25/2061 (E)	76,182	71,298
Series 2022-1, Class A1, 3.75% (C), 07/25/2062 (E)	59,588	55,667
Total Mortgage-Backed Securities (Cost $2,111,033)		1,971,339
ASSET-BACKED SECURITIES - 2.6%
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (E)	14,163	13,301
AIMCO CLO
Series 2018-BA, Class AR3, 3-Month Term SOFR + 1.20%, 4.99% (C), 04/16/2037 (E)	250,000	250,325
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A, 5.36%, 06/20/2030 (E)	$ 108,000	$ 109,142
Barings Equipment Finance LLC
Series 2025-B, Class A3, 4.13%, 10/13/2032 (E)	100,000	98,537
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (E)	29,160	29,393
First National Master Note Trust
Series 2023-2, Class A, 5.77%, 09/15/2029	95,000	95,186
GreatAmerica Leasing Receivables Funding LLC
Series 2025-2, Class A3, 4.14%, 12/17/2029 (E)	138,000	136,757
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A, 5.94%, 02/25/2028 (E)	100,000	100,506
Series 2026-2A, Class A, 5.40%, 11/25/2032 (E)	130,000	129,440
Hilton Grand Vacations Trust
Series 2024-1B, Class A, 5.75%, 09/15/2039 (E)	13,119	13,292
Series 2024-2A, Class A, 5.50%, 03/25/2038 (E)	45,023	45,448
Series 2025-2A, Class A, 4.54%, 05/25/2044 (E)	61,916	61,428
HINNT LLC
Series 2024-A, Class A, 5.49%, 03/15/2043 (E)	39,067	39,367
Series 2025-B, Class A, 4.51%, 05/15/2045 (E)	52,760	52,119
Iskandar Enterprise LLC
Series 2026-1A, Class A21, 5.05%, 04/17/2056 (E)	110,000	107,638
JGWPT XXVIII LLC
Series 2013-1A, Class A, 3.22%, 04/15/2067 (E)	80,056	72,330
MVW LLC
Series 2023-1A, Class A, 4.93%, 10/20/2040 (E)	30,459	30,482
Series 2025-2A, Class A, 4.48%, 10/20/2044 (E)	82,488	81,348
QTS Issuer ABS I LLC
Series 2025-1A, Class A2, 5.44%, 05/25/2055 (E)	70,000	68,968
SCF Equipment Leasing LLC
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (E)	100,000	100,630
Sierra Timeshare Receivables Funding LLC
Series 2023-1A, Class A, 5.20%, 01/20/2040 (E)	20,466	20,544
Series 2023-2A, Class A, 5.80%, 04/20/2040 (E)	22,492	22,813
Series 2025-1A, Class A, 4.81%, 01/21/2042 (E)	44,776	44,543
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Vantage Data Centers LLC
Series 2025-1A, Class A2, 5.13%, 08/15/2055 (E)	$ 80,000	$ 77,986
Total Asset-Backed Securities (Cost $1,820,274)		1,801,523
COMMERCIAL PAPER - 6.1%
Banks - 1.6%
BNP Paribas SA
3.95% (F), 10/19/2026	300,000	297,456
Lloyds Bank PLC
3.85% (F), 08/27/2026	250,000	249,302
Toronto-Dominion Bank
3.91% (F), 08/07/2026 (E)	275,000	274,802
Westpac Securities NZ Ltd.
3.87% (F), 08/13/2026 (E)	315,000	314,581
		1,136,141
Capital Markets - 0.4%
Lexington Parker Capital Co. LLC
3.94% (F), 09/01/2026 (E)	300,000	298,978
Financial Services - 4.1%
Anglesea Funding LLC
3.92% (F), 08/07/2026 (E)	275,000	274,803
Barton Capital SA
3.88% (F), 08/03/2026 (E)	275,000	274,916
Bedford Row Funding Corp.
3.91% (F), 09/01/2026 (E)	275,000	274,077
Britannia Funding Co. LLC
3.99% (F), 09/11/2026 (E)	250,000	248,889
Columbia Funding Co. LLC
3.92% (F), 09/01/2026 (E)	275,000	274,076
Concord Minutemen Capital Co. LLC
4.09% (F), 09/25/2026 (E)	275,000	273,354
Glencove Funding LLC
3.90% (F), 09/02/2026 (E)	250,000	249,133
Liberty Street Funding LLC
4.05% (F), 10/14/2026 (E)	250,000	248,008
Mackinac Funding Co. LLC
3.94% (F), 09/08/2026 (E)	250,000	248,970
Ranger Funding Co. LLC
4.09% (F), 09/11/2026 (E)	275,000	273,785
Verto Capital I Compartment C
4.12% (F), 10/22/2026 (E)	250,000	247,713
		2,887,724
Total Commercial Paper (Cost $4,322,952)		4,322,843
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.8%
U.S. Treasury Bills
3.73% (F), 10/08/2026	222,000	220,504
3.75% (F), 08/27/2026	335,000	334,195
Total Short-Term U.S. Government Obligations (Cost $554,753)		554,699
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.64% (F)	329,737	$ 329,737
Total Other Investment Company (Cost $329,737)		329,737
Total Investments (Cost $59,653,720)		80,281,673
Net Other Assets (Liabilities) - (14.3)%		(10,058,562)
Net Assets - 100.0%		$ 70,223,111
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	8	09/30/2026	$1,649,111	$1,644,875	$—	$(4,236)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$43,202,000	$—	$—	$43,202,000
U.S. Government Agency Obligations	—	11,848,182	—	11,848,182
Corporate Debt Securities	—	9,238,210	—	9,238,210
U.S. Government Obligations	—	7,013,140	—	7,013,140
Mortgage-Backed Securities	—	1,971,339	—	1,971,339
Asset-Backed Securities	—	1,801,523	—	1,801,523
Commercial Paper	—	4,322,843	—	4,322,843
Short-Term U.S. Government Obligations	—	554,699	—	554,699
Other Investment Company	329,737	—	—	329,737
Total Investments	$43,531,737	$36,749,936	$—	$80,281,673
LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(4,236)	$—	$—	$(4,236)
Total Other Financial Instruments	$(4,236)	$—	$—	$(4,236)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $323,101, collateralized by cash collateral of $329,737. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Floating or variable rate security. The rate disclosed is as of July 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after July 31, 2026. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(E)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the total value of 144A securities is $9,883,389, representing 14.1% of the Fund's net assets.

(F)	Rate disclosed reflects the yield at July 31, 2026.
(G)
There were no transfers in or out of Level 3 during the period ended July 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
CLO	Collateralized Loan Obligation
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
Transamerica Funds

Transamerica Balanced II

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Balanced II (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Transamerica Funds

Transamerica Balanced II

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds